Discontinued Operations	12 Months Ended
Mar. 31, 2015
Discontinued Operations [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

9. Discontinued Operations

During the fourth quarter of fiscal 2015, the Company closed down its metallic part business unit and sold all of its assets. The operating results of the metallic part business unit are reported as discontinued operations for all periods presented. We had historically reported the results of the metallic part business unit as a separate segment. The continuing cash flows subsequent to its closure were not significant.

The results of the discontinued operations of metallic part for the fiscal years ended March 31, 2013, 2014 and 2015 were as follows:

	Years ended March 31,
	2013		2014	2015
Net sales

$

		692	$-	$1

Loss from discontinued operations, before income taxes

$

		(449)	$(411)	$(348)
Income taxes		-	-	-
Loss from discontinued operations, after income taxes	$	$(449)	$(411)	$(348)

The assets and liabilities of metallic parts which are reported as discontinued operations were as follows:

	March 31,
	2014	2015
ASSETS

Current assets:
Inventories	$321	$-
Prepaid expenses and other current assets	20	-
Total current assets	341	-
Property, plant and equipment, net	57	-
Total assets	$398	$-

LIABILITIES

Current liabilities:
Accounts payable	$136	$$22
Accrued payroll and employee benefits	142	-
Other accrued liabilities	11	3
Total current liabilities	$289	$25

In the consolidated statements of cash flows, the activities of metallic part were included along with our activities from continuing operations.